COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Schedule Of Commitments
	December 31, 2023	December 31, 2022
Not later than one year	$714	$105
Later than one year and not later than five years	1,241	347
Later than five years	3,965	398
	$5,920	$850